Schedule of Investments (unaudited)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
Amotiv Ltd.	46,746	$325,981
Arena REIT	106,954	275,331
AUB Group Ltd.	29,945	629,801
Aussie Broadband Ltd.(a)(b)	59,943	138,063
Bapcor Ltd.	114,427	390,482
Brickworks Ltd.	19,769	344,437
BWP Trust	160,378	369,147
Centuria Capital Group	235,426	257,349
Champion Iron Ltd.	150,149	636,479
Charter Hall Social Infrastructure REIT	115,212	181,819
Data#3 Ltd.	47,489	264,337
Elders Ltd.	50,615	274,530
GrainCorp Ltd., Class A	75,313	444,060
Growthpoint Properties Australia Ltd.	91,955	132,695
Hansen Technologies Ltd.	53,689	162,096
Helia Group Ltd.	103,615	266,476
HMC Capital Ltd.	79,871	381,268
HomeCo Daily Needs REIT	573,831	442,004
Imdex Ltd.(b)	167,215	246,368
Ingenia Communities Group	122,377	388,838
IPH Ltd.	59,890	249,562
Kelsian Group Ltd.	65,137	222,533
Monadelphous Group Ltd.	29,362	250,069
nib holdings Ltd.	159,212	776,093
Nine Entertainment Co. Holdings Ltd.	457,337	425,399
NRW Holdings Ltd.	139,708	286,391
Perseus Mining Ltd.	447,691	702,944
PEXA Group Ltd.(a)(b)	43,672	399,965
Premier Investments Ltd.	26,818	554,715
Regis Resources Ltd.(a)	225,833	264,598
Reliance Worldwide Corp. Ltd.	259,806	776,721
Sandfire Resources Ltd.(a)	147,923	859,155
Super Retail Group Ltd.	53,636	494,210
Ventia Services Group Pty Ltd.	230,921	587,537
Viva Energy Group Ltd.(c)	356,849	746,441
Waypoint REIT Ltd	224,137	323,849
Webjet Ltd.(a)	121,317	722,971
		15,194,714
Austria — 1.9%
BAWAG Group AG(c)	26,341	1,665,150
UNIQA Insurance Group AG	36,888	313,441
Vienna Insurance Group AG Wiener
Versicherung Gruppe	12,773	417,217
Wienerberger AG	34,980	1,159,582
		3,555,390
Belgium — 1.2%
Bekaert SA	10,812	452,018
bpost SA	35,404	114,696
Colruyt Group NV	15,900	759,113
KBC Ancora	11,660	542,216
Proximus SADP	47,223	375,866
		2,243,909
Canada — 19.2%
Allied Properties REIT	42,718	478,062
AltaGas Ltd.	91,902	2,076,452
ARC Resources Ltd.	201,135	3,588,835
B2Gold Corp.	422,887	1,134,458
Brookfield Renewable Corp., Class A	43,831	1,241,833
Canadian Western Bank	30,899	979,788
Celestica Inc., NVS(a)	38,584	2,209,474
Security	Shares	Value

Canada (continued)
CI Financial Corp.	48,558	$511,118
Definity Financial Corp.	23,956	787,647
Dream Industrial REIT	83,051	769,165
Eldorado Gold Corp.(a)	60,579	894,925
Granite REIT	19,822	982,225
H&R Real Estate Investment Trust	86,655	566,911
iA Financial Corp. Inc.	33,602	2,110,119
Kinross Gold Corp.	404,178	3,365,073
Linamar Corp.	13,833	672,312
Lundin Mining Corp.	224,667	2,501,136
MEG Energy Corp.(a)	92,538	1,979,889
Mullen Group Ltd.	28,726	275,911
North West Co. Inc. (The)	16,006	484,842
Onex Corp.	21,942	1,491,937
Paramount Resources Ltd., Class A	24,221	550,264
Parex Resources Inc.	34,344	550,287
Primo Water Corp.	51,516	1,125,930
Prinmaris REIT	31,800	308,458
Russel Metals Inc.	19,875	541,458
Stelco Holdings Inc.	14,045	381,603
Transcontinental Inc., Class A	24,115	266,524
West Fraser Timber Co. Ltd.	25,493	1,957,932
Whitecap Resources Inc.	92,326	675,548
		35,460,116
Denmark — 1.6%
Alm Brand A/S	282,225	560,161
NKT A/S(a)	17,861	1,559,488
Schouw & Co. A/S	4,134	325,014
Spar Nord Bank A/S	26,023	501,028
		2,945,691
Finland — 2.9%
Cargotec OYJ, Class B	14,416	1,158,259
Huhtamaki OYJ	30,634	1,225,088
Kemira OYJ	37,471	912,430
Konecranes OYJ	23,426	1,327,343
Metsa Board OYJ, Class B	56,816	446,694
Sanoma OYJ	25,387	176,451
		5,246,265
France — 2.1%
Aperam SA	14,204	367,218
Fnac Darty SA	3,551	112,422
Imerys SA	12,826	462,098
IPSOS SA	12,561	791,277
Mersen SA	5,674	194,093
Metropole Television SA	21,412	268,488
Quadient SA	11,183	209,175
Television Francaise 1 SA	34,874	272,304
Vallourec SACA(a)	54,431	855,658
Vicat SACA	5,035	181,112
X-Fab Silicon Foundries SE(a)(c)	18,073	115,439
		3,829,284
Germany — 3.1%
1&1 AG	15,264	259,230
Aurubis AG	9,911	777,456
Bilfinger SE	8,533	448,737
Deutz AG	41,983	269,725
flatexDEGIRO AG	27,507	390,675
Freenet AG	39,326	1,045,672
Hornbach Holding AG & Co. KGaA	2,968	250,267
Indus Holding AG	6,625	170,690
Kloeckner & Co. SE	19,239	113,571

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Kontron AG	13,741	$282,639
SGL Carbon SE(a)(b)	16,854	114,355
Siltronic AG	6,943	539,941
Suedzucker AG	19,822	288,842
United Internet AG, Registered(d)	26,394	570,192
Vitesco Technologies Group AG(b)	2,650	170,512
		5,692,504
Hong Kong — 0.3%
CITIC Telecom International Holdings Ltd.	530,000	177,668
Luk Fook Holdings International Ltd.	106,000	225,280
VSTECS Holdings Ltd.(b)	212,000	120,287
		523,235
Ireland — 0.2%
Dalata Hotel Group PLC	71,656	305,398

Israel — 0.5%
Danel Adir Yeoshua Ltd.	1,590	130,115
FIBI Holdings Ltd.	5,830	229,056
Formula Systems 1985 Ltd.	3,127	219,218
Menora Mivtachim Holdings Ltd.(b)	7,208	172,700
Migdal Insurance & Financial Holdings Ltd.	124,974	139,084
		890,173
Italy — 2.5%
Banca Popolare di Sondrio SpA	119,608	854,554
Biesse SpA	4,452	50,683
BPER Banca SpA	348,846	1,765,967
Cementir Holding NV	15,052	150,256
Credito Emiliano SpA	25,602	255,463
Fincantieri SpA(a)(b)	14,610	70,839
Iveco Group NV	65,190	729,989
Piaggio & C SpA	53,530	158,997
Saras SpA	195,623	338,156
Webuild SpA(b)	103,827	226,900
		4,601,804
Japan — 25.0%
77 Bank Ltd. (The)	21,200	593,614
ADEKA Corp.	31,800	642,964
Aida Engineering Ltd.(b)	21,200	120,222
Aiphone Co. Ltd.	3,200	61,675
Aisan Industry Co. Ltd.	10,600	92,735
Akatsuki Inc.	1,600	26,362
Alconix Corp.	10,600	103,265
Alpen Co. Ltd.	5,300	67,286
Anest Iwata Corp.	10,600	108,483
AOKI Holdings Inc.	10,600	88,194
Aoyama Trading Co. Ltd.	15,900	147,300
Arata Corp.	8,100	178,029
Arcs Co. Ltd.	10,600	192,074
Arisawa Manufacturing Co. Ltd.	10,600	107,456
Artience Co. Ltd.	10,600	222,176
Asahi Diamond Industrial Co. Ltd.	15,900	97,994
Asahi Yukizai Corp.	3,900	127,197
Aska Pharmaceutical Holdings Co. Ltd.	5,300	81,988
Autobacs Seven Co. Ltd.	21,200	205,429
Avex Inc.	10,600	90,108
Axial Retailing Inc.	21,200	135,219
Bando Chemical Industries Ltd.	10,600	132,698
Bank of the Ryukyus Ltd.	10,600	85,224
Belc Co. Ltd.	2,500	118,388
Bell System24 Holdings Inc.	10,600	105,792
Belluna Co. Ltd.	15,900	75,833
Security	Shares	Value

Japan (continued)
Bunka Shutter Co. Ltd.	15,900	$175,054
C.I. Takiron Corp.	10,600	48,562
Canon Electronics Inc.	5,300	74,625
Cawachi Ltd.	5,300	96,969
Chiyoda Corp.(a)(b)	47,700	89,806
Chori Co. Ltd.	5,300	118,504
Chudenko Corp.	5,300	106,362
Citizen Watch Co. Ltd.	68,900	461,791
CMK Corp.	15,900	59,061
Cosel Co. Ltd.	5,300	41,356
Dai-Dan Co. Ltd.	10,600	203,143
Daiki Aluminium Industry Co. Ltd.	10,600	84,075
Daishi Hokuetsu Financial Group Inc.	15,500	497,281
Daito Pharmaceutical Co. Ltd.	5,300	73,483
Doshisha Co. Ltd.	5,300	78,079
Doutor Nichires Holdings Co. Ltd.	10,600	147,608
Eagle Industry Co. Ltd.	10,600	127,347
EDION Corp.	26,500	268,133
Eiken Chemical Co. Ltd.	10,600	148,224
Elematec Corp.	5,300	66,463
Exedy Corp.	10,600	194,792
FCC Co. Ltd.	10,600	155,338
Ferrotec Holdings Corp.	15,900	274,621
Fuji Co. Ltd./Ehime	10,600	133,280
Fuji Corp./Aichi	26,500	420,989
Fuji Pharma Co. Ltd.	5,300	49,358
Fuji Seal International Inc.	15,900	244,630
Fukuyama Transporting Co. Ltd.	10,600	261,958
Furukawa Co. Ltd.	10,600	123,959
Futaba Industrial Co. Ltd.	15,900	87,556
Gakken Holdings Co. Ltd.	10,600	69,830
Godo Steel Ltd.	2,800	89,648
Goldcrest Co. Ltd.	5,300	88,982
G-Tekt Corp.	5,300	64,531
Gunma Bank Ltd. (The)	127,200	819,355
Gunze Ltd.	5,300	189,843
H2O Retailing Corp.	26,500	392,802
Halows Co. Ltd.	2,800	77,917
Hamakyorex Co. Ltd.	5,300	145,793
Hanwa Co. Ltd.	10,600	407,010
Heiwado Co. Ltd.	10,600	159,778
Hitachi Zosen Corp.	53,000	348,044
Hogy Medical Co. Ltd.	5,300	130,556
Hokuetsu Corp.(b)	42,400	279,255
Honeys Holdings Co. Ltd.	5,300	52,077
Hosiden Corp.	15,900	213,655
Hosokawa Micron Corp.	5,300	139,465
Inabata & Co. Ltd.	10,600	232,885
I-PEX Inc.	5,300	69,530
Iriso Electronics Co. Ltd.	5,300	100,667
Ishihara Sangyo Kaisha Ltd.	10,600	107,601
Itochu Enex Co.Ltd.	15,900	150,637
Itochu-Shokuhin Co. Ltd.	1,600	70,186
J Trust Co. Ltd.(b)	31,800	80,524
Japan Petroleum Exploration Co. Ltd.	10,600	429,417
Japan Wool Textile Co. Ltd. (The)	21,200	179,592
J-Oil Mills Inc.	5,300	65,785
Joshin Denki Co. Ltd.	5,300	87,459
Joyful Honda Co.Ltd.	15,900	220,548
Juroku Financial Group Inc.	10,600	315,995
K&O Energy Group Inc.	5,300	125,930
Kaga Electronics Co. Ltd.	5,300	190,488

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kamei Corp.	5,300	$78,170
Kanamoto Co. Ltd.	10,600	195,518
Katakura Industries Co. Ltd.	5,300	71,056
Kato Sangyo Co. Ltd.	5,300	142,140
Kawada Technologies Inc.	5,300	90,764
Kitz Corp.	26,500	187,828
Kiyo Bank Ltd. (The)	19,500	229,584
Kohnan Shoji Co. Ltd.	5,300	137,757
Komeri Co. Ltd.	10,600	231,252
Komori Corp.	15,900	134,803
Konishi Co. Ltd.	15,900	129,304
Konoike Transport Co. Ltd.	10,600	158,155
KPP Group Holdings Co. Ltd.	15,900	80,281
Krosaki Harima Corp.	4,800	83,547
Kumiai Chemical Industry Co. Ltd.	31,800	159,313
Kureha Corp.	15,900	277,114
Kurimoto Ltd.	5,300	154,896
KYB Corp.	5,300	179,246
Kyoei Steel Ltd.	5,300	69,285
Kyokuto Securities Co. Ltd.	5,300	48,534
Life Corp.	5,300	129,901
Lifull Co. Ltd.	26,500	26,037
Lintec Corp.	15,900	339,493
Makino Milling Machine Co. Ltd.	5,300	223,060
Mandom Corp.	10,600	79,780
MARUKA FURUSATO Corp.	5,300	71,227
Marusan Securities Co. Ltd.	21,200	143,686
Matsuda Sangyo Co. Ltd.	5,300	96,899
Maxell Ltd.	10,600	117,872
MCJ Co. Ltd.	21,200	199,342
Megachips Corp.	5,300	134,756
Megmilk Snow Brand Co. Ltd.	10,600	171,571
Meidensha Corp.	10,600	241,024
Meisei Industrial Co. Ltd.	15,900	127,585
Mimasu Semiconductor Industry Co. Ltd.(b)	5,300	122,057
Mirait One Corp.	26,500	346,366
Mitsubishi Pencil Co. Ltd.	15,900	249,658
Mitsubishi Shokuhin Co. Ltd.	5,300	180,398
Mitsui DM Sugar Holdings Co. Ltd.	5,300	112,058
Mitsui-Soko Holdings Co. Ltd.	5,300	158,032
Moriroku Holdings Co. Ltd.	5,300	94,500
Musashi Seimitsu Industry Co. Ltd.	15,900	186,692
Musashino Bank Ltd. (The)	10,600	217,382
Nachi-Fujikoshi Corp.	5,300	115,787
Nakayama Steel Works Ltd.	5,300	31,129
Neturen Co. Ltd.	10,600	73,250
Nichias Corp.	15,900	467,531
Nichicon Corp.	21,200	158,757
Nichiha Corp.	10,600	225,989
Nichireki Co. Ltd.	5,300	82,036
Nihon Parkerizing Co. Ltd.	31,800	259,047
Nikkiso Co. Ltd.	15,900	114,479
Nikkon Holdings Co. Ltd.	15,900	360,645
Nippn Corp., New	15,900	231,401
Nippon Carbon Co. Ltd.	3,100	100,227
Nippon Coke & Engineering Co. Ltd.	47,700	36,475
Nippon Denko Co.Ltd.	31,800	57,891
Nippon Densetsu Kogyo Co. Ltd.	10,600	130,641
Nippon Light Metal Holdings Co. Ltd.	15,900	178,231
Nippon Road Co. Ltd. (The)	5,000	56,243
Nippon Soda Co. Ltd.	8,100	265,997
Nippon Thompson Co. Ltd.	26,500	104,729
Security	Shares	Value

Japan (continued)
Nippon Yakin Kogyo Co. Ltd.	5,300	$151,239
Nishimatsu Construction Co. Ltd.	10,600	297,625
Nishi-Nippon Financial Holdings Inc.	47,700	602,438
Nishio Holdings Co. Ltd.	5,300	136,705
Nissan Shatai Co. Ltd.	21,200	129,453
Nissei ASB Machine Co. Ltd.	2,500	86,269
Nisshin Oillio Group Ltd. (The)	7,400	223,241
Nisshinbo Holdings Inc.	42,400	283,980
Nissui Corp.	95,400	512,816
Nitta Corp.	5,300	135,701
Nittetsu Mining Co. Ltd.	5,300	167,971
Nojima Corp.	21,200	213,232
Noritake Co. Ltd./Nagoya Japan	10,600	262,521
Noritz Corp.	10,600	116,109
NS United Kaiun Kaisha Ltd.	3,000	94,628
Obara Group Inc.	3,300	85,743
Okamoto Industries Inc.	5,300	165,549
Okamura Corp.	21,200	297,280
Okinawa Financial Group Inc.	5,300	87,353
Onward Holdings Co. Ltd.	31,800	123,481
Oriental Shiraishi Corp.	31,800	71,746
Osaka Steel Co. Ltd.	5,300	79,349
Pacific Industrial Co. Ltd.	15,900	150,015
Pack Corp. (The)	5,300	125,432
Piolax Inc.	7,300	106,233
Press Kogyo Co. Ltd.	26,500	106,985
Pressance Corp.	5,300	64,667
Prima Meat Packers Ltd.	10,600	157,313
Qol Holdings Co.Ltd.	5,300	49,185
Raito Kogyo Co. Ltd.	15,900	207,642
Rheon Automatic Machinery Co. Ltd.	5,300	56,835
Riken Technos Corp.	15,900	105,313
RS Technologies Co. Ltd.	5,300	115,762
Ryobi Ltd.	10,600	151,746
S Foods Inc.	5,300	96,160
Sakai Moving Service Co. Ltd.	5,600	88,893
Sakata INX Corp.	15,900	179,079
Sala Corp.	15,900	86,074
San-A Co. Ltd.	5,300	166,705
San-Ai Obbli Co. Ltd.	15,900	204,655
San-In Godo Bank Ltd. (The)	47,700	428,097
Sanoh Industrial Co. Ltd.	5,300	33,880
Sanyo Chemical Industries Ltd.	3,400	84,251
Sanyo Denki Co. Ltd.	2,700	122,713
Sanyo Special Steel Co. Ltd.	5,300	70,531
Sato Holdings Corp.	5,300	71,312
Seika Corp.	5,300	145,957
Seiko Group Corp.	10,600	324,708
Seiren Co. Ltd.	15,900	237,618
Sekisui Jushi Corp.	8,000	113,516
Senshu Electric Co. Ltd.	5,300	178,405
Senshu Ikeda Holdings Inc.	90,100	225,450
Shibaura Machine Co. Ltd.	5,300	127,267
Shiga Bank Ltd. (The)	15,900	419,362
Shikoku Kasei Holdings Corp.	10,600	141,264
Shin-Etsu Polymer Co. Ltd.	10,600	99,836
Shinmaywa Industries Ltd.	15,900	140,843
Shizuoka Gas Co. Ltd.	15,900	94,760
Showa Sangyo Co. Ltd.	10,600	207,833
Siix Corp.	10,600	84,901
Sinfonia Technology Co. Ltd.	10,600	225,388
Sinko Industries Ltd.	5,300	136,737

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sintokogio Ltd.	15,900	$114,094
SKY Perfect JSAT Holdings Inc.	37,100	201,042
Sodick Co. Ltd.	21,200	96,039
Star Micronics Co. Ltd.	10,600	139,558
Starts Corp. Inc.	10,600	224,391
Sumitomo Densetsu Co. Ltd.	5,300	120,741
Sumitomo Osaka Cement Co. Ltd.	10,600	259,508
Sumitomo Riko Co. Ltd.	10,600	97,914
Sumitomo Seika Chemicals Co. Ltd.	2,600	86,165
Sumitomo Warehouse Co. Ltd. (The)	15,900	259,333
Sun Frontier Fudousan Co. Ltd.	10,600	133,465
SWCC Corp.	5,300	162,922
Tachi-S Co. Ltd.	10,600	129,775
Taikisha Ltd.	10,600	351,691
Taiyo Holdings Co. Ltd.	10,600	225,168
Takara Standard Co. Ltd.	15,900	171,974
Takasago International Corp.	5,300	130,219
Takasago Thermal Engineering Co. Ltd.	21,200	755,455
Takuma Co. Ltd.	21,200	218,921
Tamron Co. Ltd.	10,600	275,489
Toagosei Co. Ltd.	37,100	350,283
Toei Co. Ltd.	10,100	238,823
Toho Bank Ltd.(The)	58,300	120,100
Toho Holdings Co. Ltd.	15,900	417,026
TOKAI Holdings Corp.	37,100	227,330
Tokai Rika Co. Ltd.	15,900	214,490
Tokuyama Corp.	21,200	390,538
Tokyo Kiraboshi Financial Group Inc.	8,100	242,247
Tokyo Steel Manufacturing Co. Ltd.	26,500	269,421
Tokyotokeiba Co. Ltd.	5,300	133,669
Topre Corp.	15,900	210,360
Topy Industries Ltd.	5,300	82,257
Toyobo Co. Ltd.	26,500	173,990
TPR Co. Ltd.	10,600	168,905
Trusco Nakayama Corp.	10,600	162,449
TSI Holdings Co. Ltd.	21,200	127,061
Tsubakimoto Chain Co.	10,600	411,728
Tsugami Corp.	15,900	153,829
Tsurumi Manufacturing Co. Ltd.	5,300	160,439
UACJ Corp.	10,600	254,082
Uchida Yoko Co. Ltd.	2,700	140,883
Union Tool Co.	3,000	118,546
United Arrows Ltd.	10,600	131,168
United Super Markets Holdings Inc.(b)	21,200	115,296
Universal Entertainment Corp.	5,300	51,904
Valor Holdings Co. Ltd.	10,600	162,589
VT Holdings Co. Ltd.	26,500	84,171
Wakita & Co. Ltd.	10,600	114,237
Warabeya Nichiyo Holdings Co. Ltd.	5,300	75,400
Xebio Holdings Co. Ltd.	5,300	39,272
Yamabiko Corp.	10,600	151,150
Yamazen Corp.	21,200	187,775
Yellow Hat Ltd.	10,600	151,802
Yodogawa Steel Works Ltd.	10,600	370,859
Yokogawa Bridge Holdings Corp.	10,600	178,724
Yuasa Trading Co. Ltd.	5,300	187,438
ZERIA Pharmaceutical Co. Ltd.	10,600	139,428
		45,995,590
Netherlands — 1.0%
Eurocommercial Properties NV	14,045	338,400
Flow Traders Ltd., NVS(b)	8,480	168,322
Fugro NV	36,828	888,121
Security	Shares	Value

Netherlands (continued)
Royal BAM Group NV	89,464	$375,342
		1,770,185
New Zealand — 0.2%
Summerset Group Holdings Ltd.	76,585	443,137

Norway — 1.0%
Austevoll Seafood ASA	28,938	223,807
DNO ASA	280,370	293,246
Elkem ASA(a)(b)(c)	97,414	183,825
Hafnia Ltd.	80,454	675,445
TGS ASA(b)	43,990	527,641
		1,903,964
Poland — 0.2%
Orange Polska SA	216,717	420,127

Portugal — 0.4%
Navigator Co. SA (The)	81,673	339,781
Sonae SGPS SA	315,403	295,212
		634,993
Singapore — 0.9%
Far East Hospitality Trust	322,700	147,153
First Resources Ltd.(b)	169,600	172,465
Frasers Centrepoint Trust	355,100	556,755
Parkway Life REIT	127,200	328,151
Raffles Medical Group Ltd.(b)	312,700	229,451
Riverstone Holdings Ltd./Singapore(b)	190,800	136,163
UMS Holdings Ltd.(b)	148,400	128,655
		1,698,793
Spain — 3.5%
Acerinox SA	62,964	655,810
Atresmedia Corp. de Medios de Comunicacion SA	28,938	137,164
Cia. de Distribucion Integral Logista Holdings SA	21,253	602,245
Cie. Automotive SA	14,045	388,953
Construcciones y Auxiliar de Ferrocarriles SA	8,692	326,736
Ence Energia y Celulosa SA	40,916	149,892
Faes Farma SA	108,067	417,084
Fluidra SA	45,138	941,070
Gestamp Automocion SA(c)	53,265	158,238
Indra Sistemas SA(b)	40,916	840,203
Laboratorios Farmaceuticos Rovi SA	7,049	660,182
Pharma Mar SA	4,505	153,355
Tecnicas Reunidas SA(a)	14,628	198,059
Vidrala SA	7,367	831,092
		6,460,083
Sweden — 6.0%
AAK AB	57,876	1,694,654
AFRY AB	32,754	587,678
Alleima AB, NVS	59,625	386,889
Arjo AB, Class B	73,617	285,440
Betsson AB	38,054	444,878
Bilia AB, Class A	23,638	313,817
Billerud Aktiebolag	69,536	644,027
Bure Equity AB	17,967	604,416
Catena AB	11,077	553,553
Clas Ohlson AB, Class B	11,978	199,899
Cloetta AB, Class B	63,335	123,216
Dometic Group AB(c)	105,470	668,693
Electrolux Professional AB, Class B	74,836	495,392
Elekta AB, Class B	113,049	704,847
Granges AB	35,086	450,109
Hexpol AB	81,567	904,184

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Lindab International AB	22,578	$483,293
Loomis AB, Class B	23,585	612,309
Modern Times Group MTG AB, Class B(a)	31,641	254,000
NCC AB, Class B	26,182	339,649
Ratos AB, Class B	65,985	224,091
		10,975,034
Switzerland — 7.7%
ALSO Holding AG, Registered	848	260,950
Aryzta AG(a)	308,778	550,101
Bucher Industries AG, Registered	2,173	874,082
Burckhardt Compression Holding AG	1,113	731,090
Comet Holding AG, Registered	2,438	977,360
COSMO Pharmaceuticals NV	2,915	227,438
dormakaba Holding AG	1,007	516,573
Galenica AG(c)	16,006	1,310,834
Interroll Holding AG, Registered	159	468,705
Landis+Gyr Group AG	7,102	573,442
LEM Holding SA, Registered	159	253,069
Medacta Group SA(c)	2,014	273,928
Montana Aerospace AG(a)(c)	7,155	149,117
Schweiter Technologies AG, NVS	318	141,046
SFS Group AG	5,830	773,781
Siegfried Holding AG, Registered	1,325	1,374,226
SKAN Group AG	3,551	315,399
Softwareone Holding AG	40,174	752,663
St. Galler Kantonalbank AG, Class A, Registered	954	459,411
Stadler Rail AG	17,808	507,529
Sulzer AG, Registered	5,724	791,476
Swissquote Group Holding SA, Registered	2,862	901,221
Valiant Holding AG, Registered	5,247	594,518
Ypsomed Holding AG, Registered	1,113	497,148
		14,275,107
United Kingdom — 9.4%
Ashmore Group PLC	150,255	322,116
Balfour Beatty PLC	178,986	826,287
Bank of Georgia Group PLC	11,607	590,497
Bellway PLC	39,750	1,265,671
Big Yellow Group PLC	61,586	910,774
Bodycote PLC	62,275	534,881
C&C Group PLC	132,606	265,598
Clarkson PLC	8,321	435,469
easyJet PLC	123,278	711,122
Frasers Group PLC(a)	41,234	459,913
Genuit Group PLC	76,744	415,826
Grafton Group PLC	68,582	801,405
Greencore Group PLC(a)	160,696	337,925
Inchcape PLC	124,444	1,169,397
Jupiter Fund Management PLC	144,054	139,669
Just Group PLC	343,122	455,451
Keller Group PLC	23,267	361,177
Lancashire Holdings Ltd.	80,030	621,159
Marshalls PLC	75,313	277,167
Mitchells & Butlers PLC(a)	84,270	304,391
Pets at Home Group PLC	156,986	586,209
Plus500 Ltd.	25,705	738,992
Premier Foods PLC	215,127	431,844
Redrow PLC	87,927	741,180
RHI Magnesita NV	6,148	267,597
Security	Shares	Value

United Kingdom (continued)
Serco Group PLC	359,764	$814,876
Shaftesbury Capital PLC	449,016	790,100
TP ICAP Group PLC	260,018	656,720
Vesuvius PLC	70,437	410,832
Workspace Group PLC	46,905	351,451
Zigup PLC	75,631	402,377
		17,398,073
Total Common Stocks — 99.0%
(Cost: $165,805,023)		182,463,569

Preferred Stocks

Germany — 0.0%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,862	152,782

Italy — 0.2%
Danieli & C Officine Meccaniche SpA, Preference
Shares, NVS	12,190	346,755

Total Preferred Stocks — 0.2%
(Cost: $387,099)		499,537

Rights

Italy — 0.0%
Fincantieri SpA, (Expires 07/25/24, Strike Price
EUR 2.62)(a)(b)	14,610	26,208

Total Rights — 0.0%
(Cost: $16,166)		26,208

Total Long-Term Investments — 99.2%
(Cost: $166,208,288)		182,989,314

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(e)(f)(g)	3,773,812	3,774,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	50,000	50,000

Total Short-Term Securities — 2.1%
(Cost: $3,824,966)		3,824,944

Total Investments — 101.3%
(Cost: $170,033,254)		186,814,258

Liabilities in Excess of Other Assets — (1.3)%		(2,468,919)

Net Assets — 100.0%		$184,345,339

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,983,718	$791,594	(a)	$—	$(355)	$(13)	$3,774,944	3,773,812	$14,431	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	10,000	(a)	—	—	—	50,000	50,000	2,826		—
					$(355)	$(13)	$3,824,944		$17,257		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	12	09/12/24	$210	$2,816
Mini S&P/TSE 60 Index	4	09/19/24	192	1,849
FTSE 100 Index	6	09/20/24	622	293
FTSE 250 Index	5	09/20/24	257	(146)
				$4,812

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$44,482,635	$137,980,934	$—	$182,463,569
Preferred Stocks	—	499,537	—	499,537
Rights	26,208	—	—	26,208
Short-Term Securities
Money Market Funds	3,824,944	—	—	3,824,944
	$48,333,787	$138,480,471	$—	$186,814,258
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,849	$3,109	$—	$4,958
Liabilities
Equity Contracts	—	(146)	—	(146)
	$1,849	$2,963	$—	$4,812

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust